Quarterly Report
October 31, 2022
MFS®  Global High Yield Fund
HYO-Q3

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.8%
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.815%, 2/18/2030 (i)		$4,365	$0
Automotive – 0.9%
RAC Bond Co. PLC, 5.25%, 11/04/2046 (n)	GBP	699,000	$602,346
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)	EUR	465,000	413,086
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	578,926
			$1,594,358
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$385,094
Broadcasting – 0.6%
Banijay Group S.A.S., 6.5%, 3/01/2026	EUR	475,000	$434,213
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		292,842	224,532
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		610,000	444,538
			$1,103,283
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	900,000	$760,458
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	$429,572
Business Services – 0.8%
Nexi S.p.A., 2.125%, 4/30/2029	EUR	950,000	$748,723
StoneCo Ltd., 3.95%, 6/16/2028 (n)		$1,029,000	766,049
			$1,514,772
Cable TV – 1.0%
Summer BidCo B.V., 9%, 11/15/2025	EUR	626,930	$457,710
United Group B.V., 3.125%, 2/15/2026		220,000	168,768
Virgin Media Finance PLC, 3.75%, 7/15/2030		470,000	366,872
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	370,000	338,923
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	585,459
			$1,917,732
Chemicals – 0.8%
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	$175,563
Herens Midco S.à r.l., 5.25%, 5/15/2029		100,000	63,841
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	704,032
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	559,979
			$1,503,415
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,005,000	$864,300
Industria Macchine Automatiche S.p.A., 3.75%, 1/15/2028	EUR	465,000	376,392
			$1,240,692
Consumer Products – 0.2%
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		$510,000	$424,975
Consumer Services – 0.3%
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	610,000	$461,945

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.7%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$158,371
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)		100,000	67,392
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)		180,000	127,010
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		300,000	211,683
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	661,987
Huhtamaki Oyj, 4.25%, 6/09/2027	EUR	600,000	570,714
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$1,040,000	832,460
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	491,049
			$3,120,666
Electronics – 0.3%
Infineon Technologies AG, 3.625% to 4/1/2028, FLR (EUR Swap Rate - 5yr. + 3.996%) to 4/1/2033, FLR (EUR Swap Rate - 5yr. + 4.246%) to 4/01/2048, FLR (EUR Swap Rate - 5yr. + 4.99%) to 12/31/2049	EUR	700,000	$595,369
Emerging Market Quasi-Sovereign – 2.3%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	700,000	$498,853
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$655,000	611,639
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		705,745	550,481
Petroleos Mexicanos, 6.5%, 3/13/2027		445,000	390,221
Petroleos Mexicanos, 5.35%, 2/12/2028		655,000	522,023
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	359,159
Petroleos Mexicanos, 6.5%, 6/02/2041		1,335,000	841,050
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	482,088
			$4,255,514
Energy - Independent – 0.8%
Energean PLC, 6.5%, 4/30/2027 (n)		$581,000	$513,302
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		617,000	575,352
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028		477,000	365,872
			$1,454,526
Financial Institutions – 0.9%
Adler Group S.A., 2.25%, 1/14/2029	EUR	100,000	$41,111
Adler Group, Inc., 3.25%, 8/05/2025		700,000	311,299
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170		625,000	284,122
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	633,732
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	329,244
			$1,599,508
Food & Beverages – 1.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$277,952
Central America Bottling Co., 5.25%, 4/27/2029 (n)		716,000	629,816
Coca-Cola Icecek A.S., 4.5%, 1/20/2029 (n)		920,000	737,610
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	710,000	663,596
			$2,308,974
Gaming & Lodging – 0.8%
Gamma Bidco S.p.A., 6.25%, 7/15/2025	EUR	376,000	$351,599
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	359,239
NH Hotel Group S.A., 4%, 7/02/2026		175,000	151,486
SAZKA Group a.s., 3.875%, 2/15/2027 (n)		665,000	568,466
			$1,430,790
Industrial – 1.1%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$738,000	$630,813
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	392,175
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,023,061
			$2,046,049

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	690,000	$555,849
Sarens Finance Co. N.V., 5.75%, 2/21/2027		555,000	406,423
			$962,272
Major Banks – 0.2%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$451,282
Medical & Health Technology & Services – 0.6%
Chrome Holdco S.A.S., 5%, 5/31/2029 (n)	EUR	465,000	$331,171
Chrome Holdco S.A.S., 5%, 5/31/2029		100,000	71,220
Laboratoire Eimer Selas, 5%, 2/01/2029		475,000	328,593
Marcolin S.p.A., 6.125%, 11/15/2026		475,000	408,210
			$1,139,194
Metals & Mining – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$127,183
Ero Copper Corp., 6.5%, 2/15/2030 (n)		193,000	145,233
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	185,965
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	370,545
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)		$335,081	335,081
			$1,164,007
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$645,000	$507,163
Network & Telecom – 1.2%
DKT Finance ApS, 7%, 6/17/2023	EUR	560,000	$536,817
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)		580,000	513,545
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	662,214
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	476,349
			$2,188,925
Oil Services – 0.2%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$488,895	$403,913
Oils – 0.5%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$355,000	$362,100
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		762,000	582,244
			$944,344
Other Banks & Diversified Financials – 0.9%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$511,513
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	955,000	775,078
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070		645,000	438,602
			$1,725,193
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)	EUR	235,000	$195,094
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$825,000	728,063
			$923,157
Restaurants – 0.5%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$431,964
Punch Finance PLC, 6.125%, 6/30/2026 (n)	GBP	435,000	432,510
			$864,474

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.4%
BK LC Lux Finco 1 S.à r.l., 5.25%, 4/30/2029	EUR	475,000	$394,312
Goldstory S.A.S., 5.375%, 3/01/2026 (n)		450,000	398,017
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$844,000	669,486
Marks & Spencer PLC, 4.5%, 7/10/2027	GBP	625,000	574,183
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	700,000	482,393
			$2,518,391
Specialty Chemicals – 0.2%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$340,235
CTEC II GmbH, 5.25%, 2/15/2030		100,000	75,107
			$415,342
Telecommunications - Wireless – 3.0%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$61,170
Altice France S.A., 4%, 2/15/2028 (n)		380,000	232,446
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		800,000	637,129
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	478,009
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$797,400	680,044
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	655,000	583,807
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	247,667
PPF Telecom Group B.V., 3.25%, 9/29/2027		935,000	794,190
Turkcell Iletisim Hizmetleri A.S., 5.8%, 4/11/2028		$465,000	371,656
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	1,155,000	883,466
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030 (n)		730,000	558,681
			$5,528,265
Transportation - Services – 2.0%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$422,000	$370,892
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	964,532
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$913,000	808,005
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		755,000	591,165
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	915,000	783,893
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		100,000	85,671
			$3,604,158
Utilities - Electric Power – 4.5%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$868,744
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		395,000	324,189
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		507,122	366,396
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		302,000	243,110
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	516,615
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	597,863
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	447,450
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		459,000	408,941
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	604,132
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	566,775
Public Power Corp. S.A., 3.875%, 3/30/2026	EUR	925,000	827,472
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		$929,000	687,296
SCC Power PLC, 8%, 12/31/2028 (n)		796,168	294,582
SCC Power PLC, 4%, 5/17/2032 (n)		431,258	34,069
Termocandelaria Power Ltd., 7.875%, 1/30/2029		170,000	144,461
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		430,950	366,209
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,036,000	953,545
			$8,251,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$936,000	$861,588
Total Bonds		$60,601,209
Common Stocks – 0.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (u)	253,322	$217,356
Investment Companies (h) – 66.7%
Mutual Funds – 64.0%
MFS High Yield Pooled Portfolio (v)	15,315,702	$118,237,214
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 3.02% (v)	5,075,777	$5,075,777
Total Investment Companies		$123,312,991

Other Assets, Less Liabilities – 0.4%		749,931
Net Assets – 100.0%		$184,881,487
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $123,312,991 and $60,818,565, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,787,243, representing 19.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,851,490	USD	1,836,493	Deutsche Bank AG	1/20/2023	$5,730
EUR	180,776	USD	179,470	JPMorgan Chase Bank N.A.	1/20/2023	402
GBP	155,310	USD	177,349	HSBC Bank	1/20/2023	1,263
USD	280,000	EUR	279,148	State Street Bank Corp.	1/20/2023	2,249
						$9,644

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	30,930,722	EUR	31,410,359	HSBC Bank	1/20/2023	$(322,423)
USD	3,685,846	GBP	3,283,896	State Street Bank Corp.	1/20/2023	(90,754)
						$(413,177)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$217,356	$217,356
Non - U.S. Sovereign Debt	—	4,255,514	—	4,255,514
U.S. Corporate Bonds	—	3,880,323	—	3,880,323
Commercial Mortgage-Backed Securities	—	0	—	0
Foreign Bonds	—	52,465,372	—	52,465,372
Mutual Funds	123,312,991	—	—	123,312,991
Total	$123,312,991	$60,601,209	$217,356	$184,131,556
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$9,644	$—	$9,644
Forward Foreign Currency Exchange Contracts – Liabilities	—	(413,177)	—	(413,177)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/22	$208,768
Change in unrealized appreciation or depreciation	8,588
Balance as of 10/31/22	$217,356
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2022 is $8,588. At October 31, 2022, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$162,904,037	$20,853,447	$44,308,680	$(8,516,171)	$(12,695,419)	$118,237,214
MFS Institutional Money Market Portfolio	2,852,095	54,170,230	51,947,514	614	352	5,075,777
	$165,756,132	$75,023,677	$96,256,194	$(8,515,557)	$(12,695,067)	$123,312,991
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$6,164,195	$—
MFS Institutional Money Market Portfolio	70,916	—
	$6,235,111	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2022, are as follows:
United States	59.6%
United Kingdom	3.6%
Mexico	3.0%
Brazil	2.8%
Canada	2.7%
France	2.5%
India	2.3%
Netherlands	2.2%
Italy	2.1%
Other Countries	19.2%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.